Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Debt	Debt
Debt.

December 31,	2025	2024
USD Term Loan Agreement, due 2026(1)	—	140
JPY Term Loan Agreement, due 2026(2)	191	188
5.900% Notes, due 2027	—	625
6.750% Bonds, due 2028	300	300
3.000% Notes, due 2029	700	700
4.850% Notes, due 2031(3)	500	500
4.550% Notes, due 2032	500	—
5.950% Notes, due 2037	625	625
4.750% Iowa Finance Authority Loan, due 2042	250	250
Other, net(4)	(16)	(13)
	3,050	3,315
Less: amount due within one year	191	6
Total long-term debt	$2,859	$3,309
(1)The Company completed the early prepayment of the remaining amount outstanding under the USD Term Loan Facility in 2025. The Company had entered into an interest rate swap to exchange the floating interest rate of this term loan facility to a fixed interest rate of 5.670% as of December 31, 2024, based on the Company’s long-term debt ratings. This swap was settled upon the prepayment of the USD Term Loan Facility with an immaterial impact to the Consolidated Financial Statements.
(2)The Company entered into an interest rate swap to exchange the floating interest rate of the JPY Term Loan Facility to a fixed interest rate of 1.794% and 1.919% as of December 31, 2025 and December 31, 2024, respectively, based on the Company’s long-term debt ratings. The amounts outstanding under the JPY Term Loan Facility are due in November 2026.
(3)The Company entered into a cross-currency swap to synthetically convert the 4.850% Notes due October 2031 (the “2031 Notes”) into a Euro liability of approximately €458 million with a fixed annual interest rate of 3.720%
(4)Includes unamortized debt discounts and unamortized debt issuance costs related to outstanding notes and bonds listed in the table above and various financing arrangements related to subsidiaries.
The principal amount of long-term debt maturing in each of the next five years is $191 in 2026, $0 in 2027, $300 in 2028, $700 in 2029, and $0 in 2030.
Term Loan Facilities. On November 22, 2023, the Company entered into (i) a U.S. Dollar Term Loan Agreement, due 2026 (the “USD Term Loan Agreement”) and (ii) a Japanese Yen Term Loan Agreement, due 2026 (the “JPY Term Loan Agreement” and, together with the USD Term Loan Agreement, the “Term Loan Agreements” and each, individually, a “Term Loan Agreement”). Capitalized terms used in this “Term Loan Facilities” section but not otherwise defined shall have the meanings given to such terms in the applicable Term Loan Agreement.
Each of the Term Loan Facilities is unsecured and amounts payable thereunder rank pari passu with all other unsecured, unsubordinated indebtedness of the Company. Borrowings under the USD Term Loan Facility are denominated in U.S. dollars, and borrowings under the JPY Term Loan Facility are denominated in Japanese yen. Loans under each of the Term Loan Facilities may be prepaid without premium or penalty.
The obligations of the Company to pay amounts outstanding under the respective Term Loan Facilities may be accelerated upon the occurrence of an “Event of Default” as defined therein. Such Events of Default include, among others, (a) non-payment of obligations; (b) breach of any representation or warranty in any material respect; (c) non-performance of covenants and obligations; (d) with respect to other indebtedness in a principal amount in excess of $100, a default thereunder that causes such indebtedness to become due prior to its stated maturity or a default in the payment at maturity of any principal of such indebtedness; (e) the bankruptcy or insolvency of the Company; and (f) a change in control of the Company.
The Term Loan Agreements contain respective covenants, including, among others, (a) limitations on the Company’s ability to incur liens securing indebtedness for borrowed money; (b) limitations on the Company’s ability to consummate a consolidation, merger, or sale of all or substantially all of its assets; (c) limitations on the Company’s ability to change the nature of its business; and (d) a limitation requiring the ratio of Consolidated Net Debt to Consolidated EBITDA (as defined in the agreements) as of the end of each fiscal quarter for the period of the four fiscal quarters most recently ended, to be less than or equal to 3.75 to 1.00.
The USD Term Loan Agreement provided for a $200 senior unsecured delayed draw term loan facility (the “USD Term Loan Facility”), under which any borrowings mature on November 22, 2026, unless earlier terminated in accordance with the provisions of the USD Term Loan Agreement. Commencing in 2025, the USD Term Loan Facility required quarterly principal payments through maturity based on a percentage of the original principal amount.
On December 27, 2023, the Company borrowed $200 under the USD Term Loan Facility. On December 20, 2024 and June 11, 2025, the Company completed early partial prepayments of its USD Term Loan in the aggregate principal amount of $60 and $75, respectively. These partial prepayments were each made at par value plus accrued interest of less than $1. Additionally, on September 18, 2025, the Company completed the early prepayment of the remaining amount outstanding under the USD Term Loan Facility in the aggregate principal amount of $63. This prepayment was made at par value plus accrued interest of less than $1.
Under the USD Term Loan Facility, loans bore interest at a base rate or a rate equal to Term SOFR plus adjustment, plus, in each case, an applicable margin based on the credit ratings of the Company’s outstanding senior unsecured long-term debt. Based on the Company’s long-term debt ratings, the applicable margin on base rate loans and Term SOFR loans was 0.375% and 1.375% per annum, respectively as of December 31, 2024. The Company entered into interest rate swaps to exchange the floating interest rates of the Term Loan Facilities to fixed interest rates. The fixed interest rate on the USD Term Loan was 5.670% as of December 31, 2024.
The amounts outstanding under the USD Term Loan Facility were $0 and $140 as of December 31, 2025 and December 31, 2024, respectively.
The JPY Term Loan Agreement provided for a ¥33,000 million senior unsecured delayed draw term loan facility (the “JPY Term Loan Facility” and, together with the USD Term Loan Facility, the “Term Loan Facilities”), under which any borrowings mature on November 22, 2026, unless earlier terminated in accordance with the provisions of the JPY Term Loan Agreement. On December 1, 2023, the Company borrowed ¥29,702 million under the JPY Term Loan Facility.
Under the JPY Term Loan Facility, loans bear interest at a rate equal to the Cumulative Compounded RFR Rate utilizing the Tokyo Overnight Average Rate plus an applicable margin based on the credit ratings of the Company’s outstanding senior unsecured long-term debt. Based on the Company’s long-term debt ratings, the applicable margin on loans under the JPY Term Loan Facility is 1.375% and 1.500% per annum as of December 31, 2025 and December 31, 2024, respectively. The Company entered into interest rate swaps to exchange the floating interest rates of the Term Loan Facilities to fixed interest rates. The fixed interest rate on the JPY Term Loan was 1.794% and 1.919% as of December 31, 2025 and December 31, 2024, respectively.
The amounts outstanding under the JPY Term Loan Facility were ¥29,702 million ($191) and ¥29,702 million ($188) as of December 31, 2025 and December 31, 2024, respectively.
Public Debt. On December 3, 2025, the Company completed the early redemption of all of the remaining outstanding principal amount of $625 of the 5.900% Notes due February 2027 (the “2027 Notes”) in accordance with the terms of the notes. The Company completed the redemption with the net proceeds from the offering of the 4.550% Notes due November 2032 (the “2032 Notes”) and cash on hand at an aggregate redemption price of approximately $652, including an early termination premium and accrued interest of approximately $15 and $12, respectively, which were recorded in Loss on debt redemption, and Interest expense, net, respectively, in the Statement of Consolidated Operations.
On November 12, 2025, the Company completed an offering of $500 aggregate principal amount of its 2032 Notes.
On August 23, 2024, the Company completed the early redemption of all of the remaining outstanding principal amount of approximately $577 of the 6.875% Notes due May 2025 (the “2025 Notes”) in accordance with the terms of the notes. The Company completed the redemption with the net proceeds from the aforementioned offering of the 4.850% Notes due October 2031 (the “2031 Notes”) and cash on hand at an aggregate redemption price of approximately $594, including accrued interest and an early termination premium of approximately $12 and $5, respectively, which were recorded in Interest expense, net, and Loss on debt redemption, respectively, in the Statement of Consolidated Operations.
On August 22, 2024, the Company completed an offering of $500 aggregate principal amount of its 2031 Notes. The Company entered into a cross-currency swap to synthetically convert the 2031 Notes into a Euro liability of approximately €458 million. The fixed interest rate on the Euro liability is approximately 3.720% per annum.
On July 1, 2024, the Company completed the early redemption of all of the remaining outstanding principal amount of $205 of the 5.125% Notes due October 2024 (the “2024 Notes”). The Company redeemed the 2024 Notes at par value plus accrued interest. The 2024 Notes were redeemed with cash on hand at an aggregate redemption price of approximately $208, including accrued interest of approximately $3.
In the second quarter of 2024, the Company repurchased approximately $23 aggregate principal amount of the 2025 Notes through an open market repurchase (“OMR”). The OMR was settled at slightly more than par value.
On December 28, 2023, the Company completed an early partial redemption of its outstanding 2024 Notes in the aggregate principal amount of $500. Such 2024 Notes were redeemed at par with approximately $106 of cash on hand and approximately $400 from the Company’s term loan facilities at an aggregate redemption price of approximately $506, including accrued interest of approximately $6.
On September 28, 2023, the Company completed an early partial redemption of its outstanding 2024 Notes in the aggregate principal amount of $200. Such 2024 Notes were redeemed at par with cash on hand at an aggregate redemption price of approximately $205, including accrued interest of approximately $5.
On March 29, 2023, the Company completed the early partial redemption of an additional $150 aggregate principal amount of the 2024 Notes in accordance with the terms of the notes, and paid an aggregate of $155, including accrued interest and an early termination premium of approximately $4 and $1, respectively, which were recorded in Interest expense, net, and Loss on debt redemption, respectively, in the Statement of Consolidated Operations.
In January 2023, the Company repurchased approximately $26 aggregate principal amount of its 2024 Notes through an OMR. The OMR was settled at slightly less than par value.
The Company has the option to redeem certain of its notes and bonds in whole or part, at any time at a redemption price equal to the greater of principal amount or the sum of the present values of the remaining scheduled payments, discounted using a defined treasury rate plus a spread, plus in either case accrued and unpaid interest to the redemption date.
Credit Facilities. On July 27, 2023, the Company entered into the Second Amended and Restated Five-Year Revolving Credit Agreement (as so amended and restated, the “Credit Agreement”) by and among the Company, a syndicate of lenders and issuers named therein, Citibank, N.A., as administrative agent for the lenders and issuers, and JPMorgan Chase Bank, N.A., as syndication agent. The Credit Agreement amended and restated the Company’s Amended and Restated Five-Year Revolving Credit Agreement, dated as of September 28, 2021, as amended by Amendment No. 1 to Credit Agreement, dated as of February 13, 2023. On February 9, 2026, the Company entered into the Third Amended and Restated Five-Year Revolving Credit Agreement by and among the Company, a syndicate of lenders and issuers named therein, Citibank, N.A., as administrative agent for the lenders and issuers, and JPMorgan Chase Bank, N.A., as syndication agent, which amended and restated the Credit Agreement. The description below applies to the Credit Agreement as in effect on December 31, 2025.
The Credit Agreement provides a $1,000 senior unsecured revolving credit facility (the “Credit Facility”) that matures on July 27, 2028, unless extended or earlier terminated in accordance with the provisions of the Credit Agreement. The Company may make two one-year extension requests during the term of the Credit Facility, with any extension being subject to the lender consent requirements set forth in the Credit Agreement. Subject to the terms and conditions of the Credit Agreement, the Company may from time to time request increases in commitments under the Credit Facility, not to exceed $500 in aggregate principal amount, and may also request the issuance of letters of credit, subject to a letter of credit sublimit of $500 of the Credit Facility. Under the provisions of the Credit Agreement, based on Howmet’s current long-term debt ratings, Howmet paid an annual fee of 0.110% of the total commitment to maintain the Credit Facility as of December 31, 2025.
The Credit Facility is unsecured and amounts payable under it will rank pari passu with all other unsecured, unsubordinated indebtedness of the Company. Borrowings under the Credit Facility may be denominated in U.S. dollars or euros. Loans will bear interest at a base rate or, in the case of U.S. dollar-denominated loans, a rate equal to the Term Secured Overnight Financing Rate (“SOFR”) plus adjustment or, in the case of euro-denominated loans, the Euro inter-bank offered rate (“EURIBOR”), plus, in each case, an applicable margin based on the credit ratings of the Company’s outstanding senior unsecured long-term debt. Based on Howmet’s current long-term debt ratings, there would be no applicable margin on base rate loans and the applicable margin on Term SOFR loans and EURIBOR loans would be 0.890% per annum. The applicable margin is subject to change based on the Company’s long-term debt ratings. Loans may be prepaid without premium or penalty, subject to customary breakage costs.
The obligation of the Company to pay amounts outstanding under the Credit Facility may be accelerated upon the occurrence of an “Event of Default” as defined in the Credit Agreement. Such Events of Default include, among others, (a) non-payment of obligations; (b) breach of any representation or warranty in any material respect; (c) non-performance of covenants and obligations; (d) with respect to other indebtedness in a principal amount in excess of $100, a default thereunder that causes such indebtedness to become due prior to its stated maturity or a default in the payment at maturity of any principal of such indebtedness; (e) the bankruptcy or insolvency of Howmet; and (f) a change in control of the Company.
The Credit Agreement contains covenants, including, among others, (a) limitations on the Company’s ability to incur liens securing indebtedness for borrowed money; (b) limitations on the Company’s ability to consummate a consolidation, merger or sale of all or substantially all of its assets; (c) limitations on the Company’s ability to change the nature of its business; and (d) a limitation requiring the ratio of Consolidated Net Debt to Consolidated EBITDA (each as defined in the Credit Agreement) as of the end of each fiscal quarter for the period of the four fiscal quarters most recently ended, to be less than or equal to 3.75 to 1.00.
There were no amounts outstanding under the Credit Agreement as of December 31, 2025 and 2024, and no amounts were borrowed during 2025, 2024 or 2023 under the Credit Agreement. As of December 31, 2025, the Company was in compliance with all covenants under the Credit Agreement. Availability under the Credit Agreement could be reduced in future periods if the Company fails to maintain the required ratio referenced above.
On February 9, 2026, the Company entered into the Third Amended and Restated Five-Year Revolving Credit Agreement (as so amended and restated, the “5-Year Revolving Credit Agreement”) by and among the Company, a syndicate of lenders and issuers named therein, Citibank, N.A., as administrative agent for the lenders and issuers, and JPMorgan Chase Bank, N.A., as syndication agent, which amended and restated the Credit Agreement. The expiration of the 5-Year Revolving Credit Agreement was extended to February 9, 2031 under terms which are materially consistent with the Credit Agreement.
In addition, on February 9, 2026, the Company entered into the 364-Day Revolving Credit Agreement (the “364-Day Revolving Credit Agreement”) by and among the Company, a syndicate of lenders named therein, Citibank, N.A., as administrative agent for the lenders and issuers, and JPMorgan Chase Bank, N.A., as syndication agent. The 364-Day Revolving Credit Agreement provides a $600 senior unsecured revolving credit facility (the “364-Day Credit Facility”) and amounts payable under it will rank pari passu with all other unsecured, unsubordinated indebtedness of the Company. Borrowings under the 364-Day Credit Facility may be denominated in U.S. dollars or euros. Loans will bear interest at a base rate or, SOFR or the EURIBOR plus, in each case, an applicable margin based on the credit ratings of the Company’s outstanding senior unsecured long-term debt. Based on the Company’s current long-term debt ratings, there would be no applicable margin on base rate loans and the applicable margin on Term SOFR loans and EURIBOR loans would be 0.930% per annum. The applicable margin is subject to change based on the Company’s long-term debt ratings. Loans may be prepaid without premium or penalty, subject to customary breakage costs.
Commercial Paper. On April 4, 2024, the Company established a commercial paper program under which the Company may issue unsecured commercial paper notes (“commercial paper”) from time to time up to a maximum aggregate face amount of $1,000 outstanding at any time. The maturities of the commercial paper may vary but will not exceed 397 days from the date of issue and will rank equal in right of payment with all other unsecured senior indebtedness of the Company. The proceeds of the commercial paper is used for general corporate purposes.
There were no amounts outstanding under the commercial paper program as of December 31, 2025 or December 31, 2024.